CONSOLIDATED STATEMENTS OF MEMBER'S INTEREST - USD ($) $ in Millions	3 Months Ended								6 Months Ended		12 Months Ended
	Jun. 30, 2015		Sep. 30, 2014		Jun. 30, 2014		Sep. 30, 2013		Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Balance			$ 401.3				$ 558.8		$ 1,194.1	$ 401.3	$ 401.3		$ 558.8		$ 365.9
Capital (distributed)/contributed (non-cash)											385.0		5.6		344.0
Capital contributed (cash)									(17.5)		385.0		5.6		344.0
Non-cash distributions to parent, net													(6.0)		(5.3)
Reclassification of common unit liability to additional paid in capital											490.2
Distributions to parent													(1.2)
Preferred stock-based compensation									87.6		95.0		0.4		0.9
Foreign currency translation adjustment									(11.7)	(21.0)	(22.3)		19.2		(4.8)
CII Preferred Units issued for Corelink Data Centers, LLC purchase													1.6
Net loss	$ 5.2	[1]	(110.3)	[1]	$ (70.0)	[2],[3]	(27.5)	[2]	(26.0)	(106.6)	(155.1)	[1]	(177.1)	[2]	(141.9)
Balance	1,194.1				401.3						1,194.1		401.3		558.8
Members Interest [Member]
Balance			728.9				728.5		1,699.1	728.9	728.9		728.5		388.9
Capital contributed (cash)									(17.5)		385.0		5.6		344.0
Non-cash distributions to parent, net													(6.0)		(5.3)
Reclassification of common unit liability to additional paid in capital											490.2
Distributions to parent													(1.2)
Preferred stock-based compensation											95.0		0.4		0.9
CII Preferred Units issued for Corelink Data Centers, LLC purchase													1.6
Balance	1,699.1				728.9						1,699.1		728.9		728.5
Accumulated Other Comprehensive Income/(Loss) [Member]
Balance			14.4				(4.8)		(7.9)	14.4	14.4		(4.8)
Foreign currency translation adjustment									(11.7)		(22.3)		19.2		(4.8)
Balance	(7.9)				14.4						(7.9)		14.4		(4.8)
Accumulated Deficit [Member]
Balance			$ (342.0)				$ (164.9)		(497.1)	$ (342.0)	(342.0)		(164.9)		(23.0)
Net loss									$ (26.0)		(155.1)		(177.1)		(141.9)
Balance	$ (497.1)				$ (342.0)						$ (497.1)		$ (342.0)		$ (164.9)

[1]	The Company realized an increase in revenue and operating expenses beginning July 1, 2014 as a result of the acquisition of AtlantaNap and Neo.
[2]	The Company realized an increase in revenue and operating expenses beginning August?1, 2013 as a result of the acquisition of Corelink.
[3]	The Company realized an increase in revenue and operating expenses beginning May?16, 2014 as a result of the acquisition of Geo.